Property, furniture and equipment, net - Summary of movement of property, furniture and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 844,427	S/ 844,427	S/ 950,943
Disposals, write-offs and others
Ending balance	815,118	844,427	844,427
Net book value	815,118	844,427	844,427
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	462
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	185,217
Net book value	185,217
Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	261,667
Net book value	261,667
Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	103,650
Net book value	103,650
Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	699
Net book value	699
Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	57,890
Net book value	57,890
Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	62,530
Net book value	62,530
Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	142,796
Net book value	142,796
Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	669
Net book value	669
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,781,765	1,800,466	1,352,599
Effect for adoption of IFRS 16		0	341,746
Additions	118,974	75,441	135,145
Transfer (to) from investment property	(2,029)	(4,182)	0
Disposals, write-offs and others	(72,659)	(89,960)	(29,024)
Ending balance	1,826,051	1,781,765	1,800,466
Net book value	1,826,051	1,781,765	1,800,466
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185,217
Transfer (to) from investment property	0
Disposals, write-offs and others	0
Ending balance	185,217	185,217
Net book value	185,217	185,217
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	548,014
Additions	33,072
Transfers	7,068
Transfer (to) from investment property	(1,457)
Disposals, write-offs and others	(15,487)
Ending balance	571,210	548,014
Net book value	571,210	548,014
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	641,709
Additions	9,831
Transfers	7,018
Transfer (to) from investment property	(572)
Disposals, write-offs and others	(16,298)
Ending balance	641,688	641,709
Net book value	641,688	641,709
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,264
Disposals, write-offs and others	(203)
Ending balance	1,523	1,264
Net book value	1,523	1,264
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,187
Additions	43,917
Transfers	(14,086)
Disposals, write-offs and others	(128)
Ending balance	57,890	28,187
Net book value	57,890	28,187
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,281
Additions	0
Ending balance	69,281	69,281
Net book value	69,281	69,281
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	305,801
Additions	31,692
Disposals, write-offs and others	(40,543)
Ending balance	296,950	305,801
Net book value	296,950	305,801
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,292
Ending balance	2,292	2,292
Net book value	2,292	2,292
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(937,338)	(849,523)	(730,074)
Transfer (to) from investment property	1,038	360	0
Disposals, write-offs and others	47,299	49,376	27,602
Depreciation of the year	(121,932)	(137,551)	(147,051)
Ending balance	(1,010,933)	(937,338)	(849,523)
Net book value	(1,010,933)	(937,338)	S/ (849,523)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(304,964)
Transfer (to) from investment property	734
Disposals, write-offs and others	13,785
Depreciation of the year	(19,098)
Ending balance	(309,543)	(304,964)
Net book value	(309,543)	(304,964)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(510,341)
Transfer (to) from investment property	304
Disposals, write-offs and others	16,017
Depreciation of the year	(44,018)
Ending balance	(538,038)	(510,341)
Net book value	(538,038)	(510,341)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(862)
Disposals, write-offs and others	156
Depreciation of the year	(118)
Ending balance	(824)	(862)
Net book value	(824)	(862)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,407)
Depreciation of the year	(2,344)
Ending balance	(6,751)	(4,407)
Net book value	(6,751)	(4,407)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(115,714)
Disposals, write-offs and others	17,341
Depreciation of the year	(55,781)
Ending balance	(154,154)	(115,714)
Net book value	(154,154)	(115,714)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,050)
Depreciation of the year	(573)
Ending balance	(1,623)	(1,050)
Net book value	S/ (1,623)	S/ (1,050)